LEASES (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Utilize package of practical expedients	true
Lease liabilities	$ 6,517
Right-of-use assets	$ 6,349
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term - Operating	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term - Operating	10 years
ASU 2016-02 | Adjustment
Lessee, Lease, Description [Line Items]
Lease liabilities		$ 8,700
Right-of-use assets		$ 8,500